Shareholder Report, Holdings (Details)	Jul. 31, 2025
Fidelity SAI Alternative Risk Premia Strategy Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	89.80%
Fidelity SAI Alternative Risk Premia Strategy Fund | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	669.60%
Fidelity SAI Alternative Risk Premia Strategy Fund | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	87.00%
Fidelity SAI Alternative Risk Premia Strategy Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	13.00%
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | MSPreciousMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | MSIndustrialMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | MSLivestockSectorMember
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | Agricultural Sector Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	28.30%
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	483.00%
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	82.80%
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	17.20%